CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	May 31, 2012	May 31, 2011
Accounts receivable, allowance	$ 48	$ 60
Accounts payable, consolidated variable interest entity without recourse	8,943	9,416
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	88,681	67,971
Income taxes payable, consolidated variable interest entity without recourse	8,979	7,050
Amounts due to related parties, consolidated variable interest entity without recourse	164	0
Deferred revenue, consolidated variable interest entity without recourse	266,814	192,481
Dividend payable, consolidated variable interest entity without recourse	0	0
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	$ 112	$ 1,081
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	158,379,387	158,379,387